Reportable Segments	12 Months Ended
Dec. 31, 2011
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
Reportable Segments
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by senior management. Senior management decides how resources are allocated and assesses performance on a monthly basis.
The Company’s primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. Senior management evaluates the performance of each of our apartment communities individually and geographically, and both on a same store and non-same store basis; however, each of our apartment communities generally has similar economic characteristics, residents, products and services. The Company’s operating segments have been aggregated by geography in a manner identical to that which is provided to its chief operating decision maker.
The Company’s fee and asset management, development (including its partially owned properties) and condominium conversion activities are immaterial and do not individually meet the threshold requirements of a reportable segment and as such, have been aggregated in the “Other” segment in the tables presented below.
All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2011, 2010 or 2009.
The primary financial measure for the Company’s rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company’s apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2011, 2010 and 2009, respectively, as well as total assets for the years ended December 31, 2011 and 2010, respectively (amounts in thousands):

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$584,405	$344,615	$356,936	$426,472	$—	$1,712,428
Non-same store/other (2) (3)	157,907	42,633	16,487	45,489	5,493	268,009
Properties sold – March YTD 2012 (4)	—	—	—	—	(20,194)	(20,194)
Total rental income	742,312	387,248	373,423	471,961	(14,701)	1,960,243
Operating expenses:
Same store (1)	211,494	120,920	140,145	145,153	—	617,712
Non-same store/other (2) (3)	56,591	16,021	5,974	17,619	7,366	103,571
Properties sold – March YTD 2012 (4)	—	—	—	—	(7,174)	(7,174)
Total operating expenses	268,085	136,941	146,119	162,772	192	714,109
NOI:
Same store (1)	372,911	223,695	216,791	281,319	—	1,094,716
Non-same store/other (2) (3)	101,316	26,612	10,513	27,870	(1,873)	164,438
Properties sold – March YTD 2012 (4)	—	—	—	—	(13,020)	(13,020)
Total NOI	$474,227	$250,307	$227,304	$309,189	$(14,893)	$1,246,134

Total assets	$6,539,328	$2,885,791	$2,506,330	$3,385,517	$1,342,337	$16,659,303

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold – March YTD 2012 (4)	—	—	—	—	(19,024)	(19,024)
Total rental income	649,054	341,252	351,089	426,001	(22,628)	1,744,768
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold – March YTD 2012 (4)	—	—	—	—	(7,103)	(7,103)
Total operating expenses	255,250	128,097	143,279	154,930	5,127	686,683
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold – March YTD 2012 (4)	—	—	—	—	(11,921)	(11,921)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(27,755)	$1,058,085

Total assets	$6,158,908	$2,630,850	$2,495,748	$3,140,153	$1,758,535	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold in 2011 (4)	—	—	—	—	(216,279)	(216,279)
Properties sold – March YTD 2012 (5)	—	—	—	—	(19,409)	(19,409)
Total rental income	589,713	359,512	387,507	440,061	(166,324)	1,610,469
Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold in 2011 (4)	—	—	—	—	(111,589)	(111,589)
Properties sold – March YTD 2012 (5)	—	—	—	—	(6,762)	(6,762)
Total operating expenses	224,150	131,547	160,704	157,901	(49,659)	624,643
NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold in 2011 (4)	—	—	—	—	(104,690)	(104,690)
Properties sold – March YTD 2012 (5)	—	—	—	—	(12,647)	(12,647)
Total NOI	$365,563	$227,965	$226,803	$282,160	$(116,665)	$985,826

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes development, condominium conversion overhead of $1.4 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2011.

(5)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.
Note: Markets included in the above geographic segments are as follows:
(a) Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b) Northwest – Denver, San Francisco Bay Area and Seattle/Tacoma.
(c) Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d) Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2011, 2010 and 2009, respectively (amounts in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental income	$1,960,243	$1,744,768	$1,610,469
Property and maintenance expense	(412,233)	(397,573)	(365,448)
Real estate taxes and insurance expense	(219,743)	(209,023)	(187,895)
Property management expense	(82,133)	(80,087)	(71,300)
Total operating expenses	(714,109)	(686,683)	(624,643)
Net operating income	$1,246,134	$1,058,085	$985,826